DEI Document and Entity Information	Nov. 06, 2019
Cover page.
City Area Code	713
Local Phone Number	651-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000821189
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Nov. 06, 2019
Entity File Number	1-9743
Entity Tax Identification Number	47-0684736
Trading Symbol	EOG
Security Exchange Name	NYSE
Amendment Flag	false
Entity Registrant Name	EOG RESOURCES, INC.
Entity Address, Address Line One	1111 Bagby, Sky Lobby 2
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002